CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	€ 17,434	€ 5,020
Intangible assets	47	180
Deferred tax assets	109	175
Other non-current assets	1,508	1,263
Total Non-current assets	19,098	6,638
Current assets
Inventories	9,996	9,431
Trade and other receivables	16,936	13,034
Income tax receivable	725	726
Other taxes receivable	5,395	4,172
Prepaid expense and other current assets	12,593	7,384
Term deposits	62,418
Cash and cash equivalents	170,021	100,635
Total Current assets	278,084	135,382
Total Assets	297,182	142,020
Equity
Share capital	156,816	133
Share premium	1,018,276	845,787
Other reserves	104,114	66,093
Accumulated losses	(1,096,134)	(862,048)
Equity attributable to the equity holders of the Company	183,072	49,965
Non-controlling interests	(498)	(117)
Total Equity	182,574	49,848
Non-current liabilities [abstract]
Non-current borrowings	6,127
Provisions for liabilities and other charges	226	389
Deferred income	1,201
Total non-current liabilities	7,554	389
Current liabilities
Borrowings	3,056
Trade and other payables	56,438	47,292
Total income tax payables	10,056	10,882
Other taxes payable	4,473	7,425
Provisions for liabilities and other charges	27,040	19,692
Deferred income	5,991	6,492
Total Current liabilities	107,054	91,783
Total Liabilities	114,608	92,172
Total Equity and Liabilities	€ 297,182	€ 142,020